EQUITY - Noncontrolling Interests in Equity of Consolidated Subsidiaries (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Total Consolidated Equity	$ 1,176,560	$ 349,572	$ 1,176,560	$ 349,572	$ 363,375	$ 222,423	$ 404,460	$ 302,680	$ 260,219
Noncontrolling Interest as a Percent of Total			28.30%
Noncontrolling Interest in Equity of Consolidated Subsidiaries	8,736		$ 8,736		8,277	5,353
Third Party Investors in Real Estate Investment Trust Subsidiary
Noncontrolling Interest [Line Items]
Total Consolidated Equity	$ 30,826		$ 30,826		$ 36,068
Noncontrolling Interest as a Percent of Total	6.30%	15.00%	24.90%	22.90%	24.00%
Third Party Investors in Real Estate Investment Trust Subsidiary | Subsidiaries
Noncontrolling Interest [Line Items]
Noncontrolling Interest in Equity of Consolidated Subsidiaries	$ 8,736		$ 8,736		$ 8,277
Figure REIT
Noncontrolling Interest [Line Items]
Total Consolidated Equity	$ 18,678		$ 18,678		$ 18,261	$ 11,214
Noncontrolling owner, interest percentage	44.90%		44.90%		44.60%	44.60%
Noncontrolling Interest as a Percent of Total	44.90%	44.60%	44.90%	44.60%	44.60%	44.60%
Figure REIT | Subsidiaries
Noncontrolling Interest [Line Items]
Noncontrolling Interest in Equity of Consolidated Subsidiaries	$ 8,394		$ 8,394		$ 7,769	$ 5,353
Offshore Solana Fund
Noncontrolling Interest [Line Items]
Total Consolidated Equity	$ 12,148		$ 12,148		$ 17,807
Noncontrolling owner, interest percentage	2.80%		2.80%		2.80%
Noncontrolling Interest as a Percent of Total	2.80%	2.80%	2.80%	2.80%	2.80%
Offshore Solana Fund | Subsidiaries
Noncontrolling Interest [Line Items]
Noncontrolling Interest in Equity of Consolidated Subsidiaries	$ 342		$ 342		$ 508